Share Purchase Warrants (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Share Purchase Warrants
Risk free interest rates	2.56%	2.64%
Volatilities	121.00%	114.00%
Fair values of common shares	$ 0.038	$ 0.089
Expected dividends	0.00%	0.00%
Expected lives	2 years 1 month 13 days	3 years 1 month 13 days
Exercise prices	$ 0.11	$ 0.11
Fair values of warrants	$ 0.02	$ 0.06